GSMBS 2022-NQM1 ABS-15G

Exhibit 99.6 - Schedule 8

Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
XXXX	XXXX	Note Date	notePage	XXXX	XXXX	Verified the note date
XXXX	XXXX	Borrower 1 Citizen	the1003Page	XXXX	XXXX	Verified the borrower citizenship
XXXX	XXXX	Property Value	propertyValuationPage	XXXX	XXXX	Verified the property value
XXXX	XXXX	Housing Debt/Income Ratio	the1008Page	XXXX	XXXX	Verified the front end ratio
XXXX	XXXX	Note Date	notePage	XXXX	XXXX	Verified the note date
XXXX	XXXX	Loan Type	the1003Page	DSCR	Conventional	Verified the loan type
XXXX	XXXX	Qualifying FICO	creditLiabilitiesPage	XXXX	XXXX	Verified the FICO score